LITIGATION (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
License fees		$ 584,945
Website Cost	$ 42,464
Rent payment		$ 44,000